Provision for Rehabilitation Costs (Tables)	6 Months Ended
Jun. 30, 2026
Provision for Rehabilitation Costs [Abstract]
Schedule of Reconciliation of Provision for Rehabilitation Costs

Reconciliation of provision for rehabilitation costs:

(Unaudited)
Opening balance as of January 1, 2026	$26,688
Change in estimate	28
Unwinding of discount	145
Closing balance as of June 30, 2026	26,861

Reconciliation of provision for rehabilitation costs:

Opening balance as of January 1, 2025	$26,389
Change in estimate	9
Unwinding of discount	290
Closing balance as of December 31, 2025	26,688